S000048334 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Bridge Builder Large Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	13.62%	10.46%	14.38%
Bridge Builder Large Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.95%	9.01%	13.26%
Bridge Builder Large Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.82%	8.05%	11.82%